CONVERTIBLE REDEEMABLE PREFERRED SHARES - Additional Information (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Initial conversion ratio	1	1
Dividends declared	$ 0	$ 0
Uncured breach term considered for shares redemption	30 days	30 days
Period to exercise redemption rights	18 months
Series A redeemable convertible preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Interest rate	17.00%	8.00%
Original Series A Issue Price plus a single interest rate	8.00%
Series A-1 redeemable convertible preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Interest rate	8.00%
Period to exercise redemption rights		18 months
Series B redeemable convertible preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Interest rate	8.00%	8.00%